Document And Entity Information	May 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2020
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Central Index Key	0001413837
Entity Emerging Growth Company	false
Entity File Number	001-36461
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8639702
Entity Address, Address Line One	18101 Von Karman Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	202-4160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NASDAQ